Audit and Other Services - Summary of Audit and Other Services (Parenthetical) (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of audit fees and non audit fees [Line Items]
Auditors fees payable	£ 9,200,000	£ 6,000,000	£ 5,600,000
Audit-related assurance services	1,600,000	1,300,000	£ 3,200,000
Prior year audit services [member]
Disclosure of audit fees and non audit fees [Line Items]
Auditors fee	600,000	0
Audit-related assurance services	£ 100,000	0
Deloitte LLP [member] | Prior year audit services [member]
Disclosure of audit fees and non audit fees [Line Items]
Auditors fees payable		£ 200,000